Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended																						12 Months Ended
	Dec. 31, 2011 Liabilities of Managed Investment Entities [Member]	Dec. 31, 2010 Liabilities of Managed Investment Entities [Member]	Dec. 31, 2011 Embedded derivatives [Member]	Dec. 31, 2010 Embedded derivatives [Member]	Dec. 31, 2009 Embedded derivatives [Member]	Dec. 31, 2011 States, municipalities and political subdivisions [Member]	Dec. 31, 2010 States, municipalities and political subdivisions [Member]	Dec. 31, 2011 Residential Mortgage Backed Securities [Member]	Dec. 31, 2010 Residential Mortgage Backed Securities [Member]	Dec. 31, 2011 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2010 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2011 Assets of Managed Investment Entities [Member]	Dec. 31, 2010 Assets of Managed Investment Entities [Member]	Dec. 31, 2011 All other corporate [Member]	Dec. 31, 2010 All other corporate [Member]	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2009 Equity Securities [Member]	Dec. 31, 2009 Other Assets [Member]	Dec. 31, 2011 Trading fixed maturities [Member]	Dec. 31, 2010 Trading fixed maturities [Member]	Dec. 31, 2008 Trading fixed maturities [Member]	Dec. 31, 2009 AFS Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial assets, Beginning Balance						$ 20	$ 23	$ 312	$ 435	$ 6		$ 48		$ 436	$ 311	$ 21	$ 25	$ 44	$ 5	$ 3	$ 1	$ 1	$ 706
Consolidate Managed Investment Entities													90		(6)
Total realized/unrealized gains (losses) included in Net income								3	7	1		(8)	8	2	(10)			(13)					7
Total realized/unrealized gains (losses) included in Other comprehensive income loss						4	1	(9)	26					15	10	1	(1)	1					89
Purchases, sales, issuances and settlements							(4)		17		6		(16)		100						4		292
Purchases and issuances						58		42		9		32		236		2		1
Sales and settlements						(4)		(38)				(18)		(72)		(2)
Transfer into Level 3						17	17	127	27	13		9	26	90	118	2					2
Transfer out of Level 3						(12)	(17)	(76)	(200)	(10)		(19)	(60)	(188)	(87)	(13)	(3)	(8)	(5)	(2)	(4)		(325)
Financial assets, Ending Balance						83	20	361	312	19	6	44	48	519	436	11	21	25		1	3	1	769
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial liabilities, Beginning Balance	(2,258)		(190)	(113)	(96)
Consolidate Managed Investment Entities		(2,084)
Total realized/unrealized Gains (losses) included in Net income		(220)	(29)	(20)	(29)
Purchases, sales, issuances and settlements		46		(57)	12
Purchases and issuances			(200)
Purchases and issuances	(401)
Sales and settlements	66		24
Financial liabilities, Ending Balance	$ (2,593)	$ (2,258)	$ (395)	$ (190)	$ (113)